Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Entity Registrant Name	PAR TECHNOLOGY CORPORATION
Entity Central Index Key	0000708821
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 34,220,893
Entity Common Stock, Shares Outstanding	15,170,084
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr 4, 2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 7,742	$ 6,779
Accounts receivable-net	30,680	35,825
Inventories-net	25,260	36,682
Income tax refunds	0	152
Deferred income taxes	10,240	5,719
Other current assets	3,088	3,028
Total current assets	77,010	88,185
Property, plant and equipment - net	5,259	5,706
Deferred income taxes	5,605	1,079
Goodwill	6,852	26,954
Intangible assets - net	15,888	10,389
Other assets	2,147	2,124
Assets of discontinued operations	3,182	3,353
Total Assets	115,943	137,790
Current liabilities:
Current portion of long-term debt	1,494	1,711
Accounts payable	15,773	19,624
Accrued salaries and benefits	7,002	8,868
Accrued expenses	2,609	2,778
Customer deposits	1,137	2,286
Deferred service revenue	10,412	9,752
Income taxes payable	138	0
Total current liabilities	38,565	45,019
Long-term debt	1,249	2,744
Other long-term liabilities	2,837	2,725
Liabilities of discontinued operations	925	543
Shareholders' Equity:
Preferred stock, $.02 par value, 1,000,000 shares authorized	0	0
Common stock, $.02 par value, 29,000,000 shares authorized; 16,863,868 and 16,746,618 shares issued; 15,156,584 and 15,039,334 outstanding	337	335
Capital in excess of par value	42,990	42,264
Retained earnings	35,073	50,605
Accumulated other comprehensive loss	(201)	(613)
Treasury stock, at cost, 1,707,284 and 1,707,284 shares	(5,832)	(5,832)
Total shareholders' equity	72,367	86,759
Total Liabilities and Shareholders' Equity	$ 115,943	$ 137,790

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders Equity:
Preferred stock, par value (in dollars per share)	$ 0.02	$ 0.02
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 0.02	$ 0.02
Common stock, authorized (in shares)	29,000,000	29,000,000
Common stock, issued (in shares)	16,863,868	16,746,618
Common stock, outstanding (in shares)	15,156,584	15,039,334
Treasury stock, shares (in shares)	1,707,284	1,707,284

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
Product	$ 90,998	$ 98,725	$ 67,543
Service	69,484	70,232	72,886
Contract	68,941	66,065	75,470
Revenue, Net	229,423	235,022	215,899
Costs of sales:
Product	57,878	64,286	45,230
Service	56,736	47,045	55,573
Contract	64,347	61,826	71,293
Cost of goods and services sold	178,961	173,157	172,096
Gross margin	50,462	61,865	43,803
Operating expenses:
Selling, general and administrative	35,774	38,253	34,896
Research and development	13,797	15,853	13,618
Impairment of goodwill and intangible assets	20,843	0	0
Amortization of identifiable intangible assets	840	939	1,337
Operating expenses	71,254	55,045	49,851
Operating income (loss) from continuing operations	(20,792)	6,820	(6,048)
Other income, net	203	640	165
Interest expense	(211)	(352)	(400)
Income (loss) from continuing operations before provision for income taxes	(20,800)	7,108	(6,283)
Benefit (provision) benefit for income taxes	7,440	(2,141)	1,240
Income (loss) from continuing operations	(13,360)	4,967	(5,043)
Discontinued Operations [Abstract]
Loss on discontinued operations (net of tax)	(2,172)	(1,844)	(143)
Net income (loss)	$ (15,532)	$ 3,123	$ (5,186)
Basic earnings (loss) per share:
Income (loss) from continuing operations	$ (0.89)	$ 0.34	$ (0.35)
Loss from discontinued operations	$ (0.15)	$ (0.13)	$ (0.01)
Net income (loss)	$ (1.04)	$ 0.21	$ (0.36)
Diluted earnings (loss) per share:
Income (loss) from continuing operations	$ (0.89)	$ 0.33	$ (0.35)
Loss from discontinued operations	$ (0.15)	$ (0.12)	$ (0.01)
Net income (loss)	$ (1.04)	$ 0.21	$ (0.36)
Weighted average shares outstanding
Basic	15,000	14,822	14,547
Diluted	15,000	15,008	14,547

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (15,532)	$ 3,123	$ (5,186)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	412	(164)	950
Comprehensive income (loss)	$ (15,120)	$ 2,959	$ (4,236)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 324	$ 40,173	$ 52,668	$ (1,399)	$ (5,509)	$ 86,257
Balance (in shares) at Dec. 31, 2008	16,190				(1,653)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(5,186)			(5,186)
Issuance of common stock upon the exercise of stock options	4	543				547
Issuance of common stock upon the exercise of stock options (in shares)	192
Issuance of restricted stock awards	1					1
Issuance of restricted stock awards (in shares)	68
Equity based compensation		666				666
Translation adjustments, net of tax				950		950
Balance at Dec. 31, 2009	329	41,382	47,482	(449)	(5,509)	83,235
Balance (in shares) at Dec. 31, 2009	16,450				(1,653)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			3,123			3,123
Issuance of common stock upon the exercise of stock options	5	546				551
Issuance of common stock upon the exercise of stock options (in shares)	249
Issuance of restricted stock awards	1					1
Issuance of restricted stock awards (in shares)	48
Equity based compensation		336				336
Purchase of treasury stock					(323)	(323)
Purchase of treasury stock (in shares)					(54)
Translation adjustments, net of tax				(164)		(164)
Balance at Dec. 31, 2010	335	42,264	50,605	(613)	(5,832)	86,759
Balance (in shares) at Dec. 31, 2010	16,747				(1,707)	15,039,334
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(15,532)			(15,532)
Issuance of common stock upon the exercise of stock options	1	131				132
Issuance of common stock upon the exercise of stock options (in shares)	77
Issuance of restricted stock awards	1					1
Issuance of restricted stock awards (in shares)	40
Equity based compensation		595				595
Translation adjustments, net of tax				412		412
Balance at Dec. 31, 2011	$ 337	$ 42,990	$ 35,073	$ (201)	$ (5,832)	$ 72,367
Balance (in shares) at Dec. 31, 2011	16,864				(1,707)	15,156,584

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (15,532)	$ 3,123	$ (5,186)
Loss from discontinued operations	2,172	1,844	143
Adjustments to reconcile net income (loss) to net cashprovided by (used in) operating activities:
Impairment of goodwill and intangible assets	20,843	0	0
Depreciation and amortization	2,648	3,334	3,836
Provision for bad debts	124	1,094	1,432
Provision for obsolete inventory	10,911	1,897	7,752
Equity based compensation	595	336	666
Deferred income tax	(7,832)	1,685	(1,302)
Changes in operating assets and liabilities:
Accounts receivable	5,022	1,556	7,504
Inventories	509	(6,844)	1,869
Income tax refunds	290	286	(230)
Other current assets	(60)	209	445
Other assets	(23)	(313)	(26)
Accounts payable	(3,599)	6,755	(2,475)
Accrued salaries and benefits	(1,866)	1,364	(996)
Accrued expenses	(169)	(1,024)	(114)
Customer deposits	(1,149)	504	(4,375)
Deferred service revenue	660	(311)	92
Other long-term liabilities	114	513	302
Net cash provided by operating activities-continuing operations	13,658	16,008	9,337
Net cash used in operating activities-discontinued operations	(2,657)	(3,615)	(2,269)
Net cash provided by (used in) operating activities	11,001	12,393	7,068
Cash flows from investing activities:
Capital expenditures	(896)	(3,824)	(1,196)
Capitalization of software costs	(7,389)	(2,095)	(845)
Contingent purchase price paid on prior year acquisitions	0	(33)	(54)
Cash from (used for) investing activities-continuing operations	(8,285)	(5,952)	(2,095)
Cash from (used for) investing activities-discontinued operations	(76)	(14)	(110)
Net cash used in investing activities	(8,361)	(5,966)	(2,205)
Cash flows from financing activities:
Net borrowings (payments) under line-of-credit agreements	0	(2,000)	(6,800)
Payments of long-term debt	(1,712)	(1,404)	(1,072)
Proceeds from the exercise of stock options	133	551	547
Purchase of treasury stock	0	(323)	0
Net cash (used in) financing activities-continuing operations	(1,579)	(3,176)	(7,325)
Net cash (used in) financing activities-discontinued operations	0	0	0
Net cash provided by (used in) financing activities	(1,579)	(3,176)	(7,325)
Effect of exchange rate changes on cash and cash equivalents	(94)	(377)	142
Net increase (decrease) in cash and cash equivalents	967	2,874	(2,320)
Cash and cash equivalents at beginning of period	6,781	3,907	6,227
Cash and cash equivalents at end of period	7,748	6,781	3,907
Less cash and equivalents of discontinued operations at end of period	(6)	(2)	(3)
Cash and equivalents of continuing operations at end of period	7,742	6,779	3,904
Cash paid during the period for:
Interest	330	477	555
Income taxes, net of refunds	$ 105	$ 136	$ 333

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1 — Summary of Significant Accounting Policies

Basis of consolidation

The consolidated financial statements include the accounts of PAR Technology Corporation and its subsidiaries (ParTech, Inc., PAR Springer-Miller Systems, Inc., PixelPoint ULC, PAR Government Systems Corporation, Rome Research Corporation, Ausable Solutions, Inc., and PAR Logistics Management Systems Corporation), collectively referred to as the “Company.” All significant intercompany transactions have been eliminated in consolidation.

During the fourth quarter of fiscal year 2011, the Company entered into a definitive agreement to sell substantially all of the assets of its Logistics Management business, PAR Logistics Management Systems Corporation (LMS) to ORBCOMM Inc., including but not limited to assets such as accounts receivable, inventory, equipment, intellectual property and LMS’s customer contracts.  This transaction closed on January 12, 2012.  The results of operations of LMS fiscal year 2011 have been recorded as discontinued operations in accordance with Accounting Standards Codification (ASC) 205-20, Presentation of Financial Statements – Discontinued Operations.  All prior period amounts have been reclassified to conform to the current period presentation.  Refer to Note 2 “Discontinued Operations” and Note 15 “Subsequent Events” in the Notes to the Consolidated Financial Statements for further discussion.

Revenue recognition

Product revenues consist of sales of the Company’s standard point-of-sale and property management systems of the Hospitality segment. Product revenues include both hardware and software sales.  The Company also records service revenues relating to its standard point-of-sale and property management systems of the Hospitality segment.

Hardware

Revenue recognition on hardware sales occurs upon delivery to the customer site (or when shipped for systems that are not installed by the Company) when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectability is reasonably assured.

Software

Revenue recognition on software sales generally occurs upon delivery to the customer site (or when shipped for systems that are not installed by the Company), when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectability is probable.  For software sales where the Company is the sole party that has the proprietary knowledge to install the software, revenue is recognized upon installation and when the system is ready to go live.

Service

Service revenue consists of installation and training services, support maintenance, and field and depot repair.  Installation and training service revenue are based upon standard hourly/daily rates and revenue is recognized as the services are performed.  Support maintenance and field and depot repair are provided to customers either on a time and materials basis or under a maintenance contract.  Services provided on a time and materials basis are recognized as the services are performed.  Service revenues from maintenance contracts are recorded as deferred revenue when billed to the customer and are recognized ratably over the underlying contract period.

The individual product and service offerings that are included in arrangements with our customers are identified and priced separately to the customer based upon the stand alone price for each individual product or service sold in the arrangement irrespective of the combination of products and services which are included in a particular arrangement.  As such, the units of accounting are based on each individual product and service sold, and revenue is allocated to each element based on vendor specific objective evidence (VSOE) of fair value.  VSOE of fair value for each individual product and service is based on separate individual prices of these products and services. The sales price used to establish fair value is the sales price of the element when it is sold individually in a separate arrangement and not as a separate element in a multiple element arrangement.

Contracts

The Company’s contract revenues generated by the Government segment result primarily from contract services performed for the U.S. Government under a variety of cost-plus fixed fee, time-and-material, and fixed-price contracts.  Revenue on cost-plus fixed fee contracts is recognized based on allowable costs for labor hours delivered, as well as other allowable costs plus the applicable fee.  Revenue on time and material contracts is recognized by multiplying the number of direct labor hours delivered in the performance of the contract by the contract billing rates and adding other direct costs as incurred.  Revenue from fixed-price contracts is recognized as labor hours are delivered which approximates the straight-line basis of the life of the contract. The Company’s obligation under these contracts is to provide labor hours to conduct research or to staff facilities with no other deliverables or performance obligations.  Anticipated losses on all contracts are recorded in full when identified.  Unbilled accounts receivable are stated in the Company’s consolidated financial statements at their estimated realizable value.  Contract costs, including indirect expenses, are subject to audit and adjustment through negotiations between the Company and U.S. Government representatives.

Statement of cash flows

For purposes of reporting cash flows, the Company considers all highly liquid investments, purchased with a remaining maturity of three months or less, to be cash equivalents.

Accounts receivable – Allowance for doubtful accounts

Allowances for doubtful accounts are based on estimates of probable losses related to accounts receivable balances.  The establishment of allowances requires the use of judgment and assumptions regarding probable losses on receivable balances.

Inventories

The Company’s inventories are valued at the lower of cost or market, with cost determined using the first-in, first-out (FIFO) method.  The Company uses certain estimates and judgments and considers several factors including product demand, changes in customer requirements and changes in technology to provide for excess and obsolescence reserves to properly value inventory.

Property, plant and equipment

Property, plant and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets, which range from three to twenty-five years.  Expenditures for maintenance and repairs are expensed as incurred.

Other assets

Other assets consist of cash surrender value of life insurance related to the Company’s Deferred Compensation Plan.

Income taxes

The provision for income taxes is based upon pretax earnings with deferred income taxes provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities.  The Company records a valuation allowance when necessary to reduce deferred tax assets to their net realizable amounts.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Other long-term liabilities

Other long-term liabilities represent amounts owed to certain employees who are participants in the Company’s Deferred Compensation Plan.

Foreign currency

The assets and liabilities for the Company’s international operations are translated into U.S. dollars using year-end exchange rates. Income statement items are translated at average exchange rates prevailing during the year. The resulting translation adjustments are recorded as a separate component of shareholders’ equity under the heading Accumulated Other Comprehensive Loss.  Exchange gains and losses on intercompany balances of a long-term investment nature are also recorded as a translation adjustment and are included in Accumulated Other Comprehensive Income (Loss).  Foreign currency transaction gains and losses are recorded in other income in the accompanying statements of operations.

Other income

The components of other income for the three years ending December 31 are as follows:

	Year ended December 31
	(in thousands)
	2011	2010	2009

Foreign currency gains / (loss)	$(454)	$145	$(19)
Rental income-net	191	131	191
Other	466	364	(7)
	$203	$640	$165

Identifiable intangible assets

The Company capitalizes certain costs related to the development of computer software sold by its Hospitality segment. Software development costs incurred prior to establishing technological feasibility are charged to operations and included in research and development costs.  Software development costs incurred after establishing feasibility (as defined within ASC 985-20) are capitalized and amortized on a product-by-product basis when the product is available for general release to customers.  Annual amortization, charged to cost of sales when the product is available for general release to customers, is computed using the greater of (a) the straight-line method over the remaining estimated economic life of the product, generally three to five years or (b) the ratio that current gross revenues for a product bear to the total of current and anticipated future gross revenues for that product.  Amortization of capitalized software costs amounted to $465,000, $767,000, and $656,000 in 2011, 2010, and 2009, respectively.

The Company acquired identifiable intangible assets in connection with its acquisitions in prior years.  Amortization of identifiable intangible assets amounted to $840,000 in 2011, $939,000 in 2010 and $1,337,000 in 2009.

The components of identifiable intangible assets, including capitalized internal software development costs are:

	December 31,
	(in thousands)
	2011	2010

Acquired and internally developed software costs	$17,902	$12,161
Customer relationships	4,519	4,519
Trademarks (non-amortizable)	2,100	2,750
Other	690	620
	25,211	20,050
Less accumulated amortization	(9,323)	(9,661)
	$15,888	$10,389

The future amortization of these intangible assets is as follows (in thousands):

2012	$2,802
2013	2,267
2014	2,243
2015	1,961
2016	1,961
Thereafter	2,554
$13,788

In conjunction with its quarterly financial close process for the second quarter of 2011, the Company reevaluated its indefinite lived intangibles and determined that two of its trade names within its Hospitality segment should no longer be considered to have indefinite lives.  This determination was made after consideration of the Company’s planned use of these trade names in future periods.  As such, the Company utilized the royalty method to estimate the fair values of the two specific trade names in question as of June 30, 2011.  As a result of this estimate, the Company recorded an impairment charge of $580,000 during the quarter ended June 30, 2011.

In addition, the Company has elected to test for impairment of indefinite lived intangible assets during the fourth quarter of its fiscal year.  There was no additional impairment of identifiable intangible assets in 2011 other than as noted above, nor was there any impairment identified in fiscal years 2010 or 2009.

Stock-based compensation

The Company recognizes all stock-based compensation to employees, including grants of employee stock options and restricted stock awards, in the financial statements as compensation cost over the vesting period using an accelerated expense recognition method, based on their fair value on the date of grant.

Earnings per share

Basic earnings per share are computed based on the weighted average number of common shares outstanding during the period.  Diluted earnings per share reflect the dilutive impact of outstanding stock options and restricted stock awards.

The following is a reconciliation of the weighted average shares outstanding for the basic and diluted earnings per share computations (in thousands, except share and per share data):

	2011	2010	2009
Income (loss) from continuing operations	$(13,360)	$4,967	$(5,043)
Basic:
Shares outstanding at beginning of year	14,909	14,677	14,471
Weighted shares issued during the year	91	145	76
Weighted average common shares, basic	15,000	14,822	14,547
Earnings (loss) from continuing operations per common share, basic	$(0.89)	$.34	$(.35)
Diluted:
Weighted average common shares, basic	15,000	14,822	14,547
Weighted average shares issued during the year	—	57	—
Dilutive impact of stock options and restricted stock awards	—	129	—
Weighted average common shares, diluted	15,000	15,008	14,547
Earnings (loss) from continuing operations per common share, diluted	$(0.89)	$.33	$(.35)

At December 31, 2011, 22,000 of incremental shares from the assumed exercise of stock options and 27,000 restricted stock awards were not included in the computation of diluted earnings per share because of the anti-dilutive effect on earnings per share. At December 31, 2010, there were 295,000 anti-dilutive stock options outstanding.  At December 31, 2009, 245,000 of incremental shares from the assumed exercise of stock options and 26,000 restricted stock awards were not included in the computation of diluted earnings per share because of the anti-dilutive effect on earnings per share.

Goodwill

The Company tests goodwill for impairment on an annual basis, or more often if events or circumstances indicate there may be impairment.  The Company operates in two business segments, Hospitality and Government.  Goodwill impairment testing is performed at the sub-segment level (referred to as a reporting unit).  The three reporting units utilized by the Company are: Restaurant, Hotel/Resort/Spa, and Government. Goodwill is assigned to reporting units at the date the goodwill is initially recorded. Once goodwill has been assigned to reporting units, it no longer retains its association with a particular acquisition, and all of the activities within a reporting unit, whether acquired or organically grown, are available to support the value of the goodwill.  The amount outstanding for goodwill was $6.9 million, $27 million and $26.6 million at December 31, 2011, 2010 and 2009, respectively.

During the second quarter of 2011, the Company determined that as a result of the decline in the stock price that occurred during the second quarter, a goodwill impairment triggering event had occurred.  The fair value of the Company’s common shares declined from $4.60 per share at April 1, 2011 to $3.83 per share at June 30, 2011, resulting in the Company no longer being able to reconcile the aggregate fair value of its reporting units to its market capitalization after consideration of a reasonable control premium.  Although there was no significant adverse change to the long term financial outlook of any of its businesses, the Company concluded that a triggering event had occurred and as a result, performed additional analyses over the valuation of its reporting units in accordance with the relevant accounting rules, recording a non-cash impairment charge of $20.2 million to its goodwill in the second quarter of 2011.

In addition, the Company performs its annual impairment tests of goodwill as of October 1.  There was no additional impairment of goodwill in 2011 other than as noted above, nor was there any impairment identified in fiscal years 2010 or 2009.

The changes and carrying amounts of goodwill by reporting unit were as follows (in thousands):
	Restaurants	Hotel/Resort/Spa	Government	Total
Balances at December 31, 2009:
Goodwill	$11,953	$13,946	$736	$26,635
Accumulated impairment charges	─	─	─	─
Net balance at December 31, 2009:	11,953	13,946	736	26,635
Effects of foreign currency adjustments	319	─	─	319
Balances at December 31, 2010:
Goodwill	12,272	13,946	736	26,954
Accumulated impairment charges	─	─	─	─
Net balance at December 31, 2010:	12,272	13,946	736	26,954
Impairment charge	(12,433)	(7,830)	─	(20,263)
Effects of foreign currency adjustments	161	─	─	161
Balances at December 31, 2011:
Goodwill	12,433	13,946	736	$27,115
Accumulated impairment charges	(12,433)	(7,830)	─	(20,263)
Net balance at December 31, 2011	$ ─	$6,116	$736	$6,852

Accounting for impairment or disposal of long-lived assets

The Company evaluates the accounting and reporting for the impairment of long-lived assets and for long-lived assets to be disposed.  The Company will recognize impairment of long-lived assets or asset groups if the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to such assets.  If the carrying value of a long-lived asset or asset group is considered impaired, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset or asset group for assets to be held and used, or the amount by which the carrying value exceeds the fair market value less cost to sell for assets to be sold.  No impairment was identified during 2011, 2010 or 2009.

Reclassifications

Amounts in prior years’ consolidated financial statements are reclassified whenever necessary to conform to the current year’s presentation.

During 2011, the Company changed the presentation of its accounts receivable and related deferred revenue for service contracts billed in advance, where the service period of the contracts did not begin until subsequent to the balance sheet date.  At December 31, 2011, the Company presented these amounts on a net basis instead of on a gross basis as the Company believes that net presentation better reflects the fact that the period of performance for the service contracts does not begin until after the balance sheet. The Company also changed the presentation as of December 31, 2010 to provide comparability with 2011.  The adjustments as of December 31, 2010 reduced both accounts receivable and deferred revenue by $6.5 million.  The Company concluded that the change in presentation was not material to the Company’s 2010 consolidated financial statements as it had no impact to its statements of operations, cash flows, working capital or debt covenant compliance in any of the periods noted within this annual report on Form 10-K.

Use of estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment, identifiable intangible assets and goodwill, and valuation allowances for receivables, inventories and deferred income tax assets. Actual results could differ from those estimates.

The current economic conditions and the continued volatility in the U.S. and in many other countries where the Company operates could contribute to decreased consumer confidence and continued economic uncertainty which may adversely impact the Company’s operating performance.  Although the Company has seen an improvement in the markets which it serves, the continued volatility in these markets could have an impact on purchases of the Company’s products, which could result in a reduction of sales, operating income and cash flows. This could have a material adverse effect on the Company’s business, financial condition and/or results of operations and could have a material adverse impact on the Company’s significant estimates discussed above, specifically the fair value of the Company’s reporting units used in support of its annual goodwill impairment test.

Recently Issued Accounting Pronouncements Not Yet Adopted

In September 2011, FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other: Testing Goodwill for Impairment, which amends FASB Topic ASC 350, Intangible Assets-Goodwill and Other. Under ASU No. 2011-08, an entity may elect the option to assess qualitative factors to determine whether it is necessary to perform the first step in the two-step impairment testing process. ASU No. 2011-08 is effective on January 1, 2012. The Company does not expect the adoption of ASU No. 2011-08 will have a material impact on its consolidated financial statements.

In May 2011, FASB issued ASU No. 2011-04, Amendment to Achieve Common Fair Value Measurement and Disclosure Requirements, in U.S. GAAP and International Financial Reporting Standards (IFRS), which amends FASB Topic ASC 820, Fair value measurement. ASU No. 2011-04 modifies the existing standard to include disclosure of all transfers between Level 1 and Level 2 asset and liability fair value categories. In addition, ASU No. 2011-04 provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. ASU No. 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. ASU No. 2011-04 will be effective on January 1, 2012.  The Company does not expect adopting ASU No. 2011-04 will have a material impact on its consolidated financial statements.

Recently Adopted Accounting Pronouncements

In December 2010, FASB issued ASU 2010-28, Intangibles—Goodwill and Other (Topic 350) (ASU 2010-28). Topic 350 is amended to clarify the requirement to test for impairment of goodwill.  Topic 350 has required that goodwill be tested for impairment if the carrying amount of a reporting unit exceeds its fair value.  Under ASU 2010-28, when the carrying amount of a reporting unit is zero or negative, goodwill of that reporting unit shall be tested for impairment on an annual or interim basis if an event occurs or circumstances exist that indicate that it is more likely than not that a goodwill impairment exists.  The modifications to ASC Topic 350 resulting from the issuance of ASU 2010-28 are effective for fiscal years beginning after December 15, 2010 and interim periods within those years. The adoption of this standard did not impact the consolidated financial statements.

In October 2009, the FASB issued ASU No. 2009-14, Certain Revenue Arrangements That Include Software Elements.  ASU No. 2009-14 amends guidance included within ASC Topic 985-605 to exclude tangible products containing software components and non-software components that function together to deliver the product’s essential functionality. Entities that sell joint hardware and software products that meet this scope exception will be required to follow the guidance of ASU No. 2009-13. ASU No. 2009-14 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this standard did not have a material impact on the consolidated financial statements.

In October 2009, the FASB issued ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements.  ASU No. 2009-13 amends guidance included within ASC Topic 605-25 to require an entity to use an estimated selling price when vendor specific objective evidence or acceptable third party evidence does not exist for any products or services included in a multiple element arrangement. The arrangement consideration should be allocated among the products and services based upon their relative selling prices, thus eliminating the use of the residual method of allocation. ASU No. 2009-13 also requires expanded qualitative and quantitative disclosures regarding significant judgments made and changes in applying this guidance. ASU No. 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this standard did not have a material impact on the consolidated financial statements.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
Note 2 — Discontinued Operations

During the fourth quarter of fiscal year 2011, the Company entered into a definitive agreement to sell substantially all of the assets of its Logistics Management business, PAR Logistics Management Systems Corporation (LMS) to ORBCOMM Inc., including but not limited to assets such as accounts receivable, inventory, equipment, intellectual property and LMS’s customer contracts.  This transaction closed on January 12, 2012.

Summarized financial information for the Company’s discontinued operations is as follows:

	December 31,
	2011	2010
Assets
Cash	$5	$2
Accounts receivable - net	1,398	1,197
Inventories	1,355	2,025
Other assets	424	129
Total assets of discontinued operations	$3,182	$3,353

Liabilities
Accounts payable and accrued expenses	$674	$343
Accrued salaries and benefits	236	187
Other liabilities	15	13
Total liabilities of discontinued operations	$925	$543

Operations	2011	2010	2009
Total revenues	$6,433	$4,917	$7,149

Loss from discontinued operations before income taxes	$(3,525)	$(2,985)	$(217)
Benefit for income taxes	1,353	1,141	74
Loss from discontinued operations, net of taxes	$(2,172)	$(1,844)	$(143	) —

The Company anticipates recognition of a gain on the disposition of LMS in the range of $2.5 million to $2.9 million, pending final resolution of conditions noted within the divestiture agreement.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable
Note 3 — Accounts Receivable

The Company’s net accounts receivable consist of:
	December 31,
	(in thousands)
	2011	2010
Government segment:
Billed	$12,903	$10,622
Advanced billings	(1,552)	(385)
	11,351	10,237
Hospitality segment:
Accounts receivable – net	19,329	25,588
	$30,680	$35,825

At December 31, 2011, 2010 and 2009, the Company had recorded allowances for doubtful accounts of $917,000, $1,579,000, and $1,621,000, respectively, against Hospitality segment accounts receivable.  Write-offs of accounts receivable during fiscal years 2011, 2010, and 2009 were $786,000, $1,114,000 and $2,117,000, respectively.  The provision for doubtful accounts recorded in the consolidated statements of operations was $124,000, $1,094,000, and $1,432,000 in 2011, 2010, and 2009, respectively.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
Note 4 — Inventories

Inventories are used primarily in the manufacture, maintenance, and service of the Hospitality segment systems.  Inventories are net of related reserves. The components of inventories-net are:

	December 31,
	(in thousands)
	2011	2010
Finished Goods	$9,325	$13,913
Work in process	1,007	959
Component parts	6,138	5,459
Service parts	8,790	16,351
	$25,260	$36,682

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 5 — Property, Plant and Equipment

The components of property, plant and equipment are:

	December 31,
	(in thousands)
	2011	2010
Land	$253	$253
Building and improvements	6,235	6,111
Rental property	5,289	5,519
Furniture and equipment	23,009	22,552
	34,786	34,435
Less accumulated depreciation	(29,527)	(28,729)
	$5,259	$5,706

The estimated useful lives of buildings and improvements and rental property are twenty to twenty-five years.  The estimated useful lives of furniture and equipment range from three to eight years.  Depreciation expense recorded was $1,343,000, $1,628,000 and $1,843,000 for 2011, 2010, and 2009, respectively.

The Company leases a portion of its headquarters facility to various tenants.  Rent received from these leases totaled $440,000, $442,000 and $416,000 for 2011, 2010, and 2009, respectively.  Future minimum rent payments due to the Company under these lease arrangements are as follows (in thousands):

2012	$407
2013	282
2014	176
$865

The Company leases office space under various operating leases. Rental expense on these operating leases was approximately $2,535,000, $2,580,000 and $2,917,000 for 2011, 2010, and 2009, respectively.  Future minimum lease payments under all non-cancelable operating leases are (in thousands):
2012	$2,131
2013	1,737
2014	1,292
2015	482
2016	353
Thereafter	362
$6,357

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt
Note 6 — Debt

At December 31, 2010 and through June 2011, the Company had a credit agreement containing a borrowing availability up to $20 million in the form of a line of credit.  This agreement allowed the Company, at its option, to borrow funds at the LIBOR rate plus the applicable interest rate spread (1.27% at December 31, 2010) or at the bank’s prime lending rate (3.25% at December 31, 2010).  On June 6, 2011, the Company executed a new credit agreement with the lenders of its credit facility.  This credit facility provides the Company borrowing availability up to $20 million (with the option to increase to $30 million) in the form of a line of credit.  This agreement allows the Company, at its option, to borrow funds at the LIBOR rate plus the applicable interest rate spread (1.25% at December 31, 2011) or at the bank’s prime lending rate (3.25% at December 31, 2011).  This agreement expires in June 2014.  At December 31, 2011 and 2010, the Company did not have any outstanding balance on the line of credit.  The weighted average interest rate paid by the Company was 2.0% during fiscal year 2011 as compared to 2.4% for the same period in 2010.  This agreement contains certain loan covenants including leverage and fixed charge coverage ratios.  In July 2011, this agreement was amended to exclude specific non-recurring charges recorded by the Company in the second quarter of 2011 from all debt covenant calculations in 2011 and through June 30, 2012.  The Company is in compliance with these amended covenants at December 31, 2011.  This credit facility is secured by certain assets of the Company.

The Company borrowed $6 million under an unsecured term loan agreement, in connection with a prior business acquisition.  This loan is part of its existing credit facility and provides for interest only payments in the first year and escalating principal payments through 2012. The loan bears interest at the LIBOR rate plus the applicable interest rate spread (1.25% at December 31, 2011) or at the bank’s prime lending rate (3.25% at December 31, 2011). The terms and conditions of the line of credit agreement described in the preceding paragraph also apply to the term loan.

The Company entered into an interest rate swap agreement associated with the above $6 million loan, with principal and interest payments due through August 2012.  At December 31, 2011, the notional principal amount totaled $1.4 million.  This instrument was utilized by the Company to minimize significant unplanned fluctuations in earnings and cash flows caused by interest rate volatility.  The Company did not adopt hedge accounting, but rather records the fair market value adjustments through the consolidated statements of operations each period.  The associated fair value adjustments for the years ended December 31, 2011, 2010 and 2009 were $101,000, $115,000, and $146,000, respectively and were recorded as decreases to interest expense.

The Company has a $1.4 million mortgage, collateralized by certain real estate.  The annual mortgage payment including interest totals $222,000.  The mortgage bears interest at a fixed rate of 5.75% and matures in 2019.

The Company’s future principal payments under its term loan and mortgage are as follows (in thousands):

2012	$1,494
2013	153
2014	162
2015	172
2016	182
Thereafter	580
$2,743

Stock based compensation	12 Months Ended
Dec. 31, 2011
Stock based compensation [Abstract]
Stock based compensation
Note 7 — Stock Based Compensation

The Company recognizes all stock-based compensation to employees, including grants of employee stock options and restricted stock awards, in the financial statements as compensation cost over the vesting period based on their fair value on the date of grant.  Total stock-based compensation expense included in selling, general and administrative expense in 2011, 2010, and 2009 was $595,000, $336,000, and $666,000, respectively.  This amount includes $350,000, $362,000, and $236,000 in 2011, 2010, and 2009, respectively, relating to restricted stock awards.  Total 2011 expense includes a benefit of $61,000 as the result of forfeitures of unvested stock options prior to the completion of the requisite service period.  No compensation expense has been capitalized during fiscal years 2011, 2010, and 2009.

The Company has reserved 1,000,000 shares under its 2005 Equity Incentive Plan.  Stock options under this Plan may be incentive stock options or nonqualified stock options. The Plan also provides for restricted stock awards.  Stock options are nontransferable other than upon death.  Option grants generally vest over a one to five year period after the grant and typically expire ten years after the date of the grant.

Information with respect to stock options included within this plan is as follows:

	No. of Shares (in thousands)	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2010	571	$5.47	$493
Options granted	310	4.70
Exercised	(77)	1.71
Forfeited and cancelled	(47)	6.57
Outstanding at December 31, 2011	757	$5.47	$38
Vested and expected to vest at December 31, 2011	740	$5.49	$38

Total shares exercisable as of December 31, 2011	360	$6.19	$38

Shares remaining available for grant	194

The weighted average grant date fair value of options granted during the years 2011, 2010 and 2009 was $2.32, $2.87, and $2.41, respectively.  The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $236,000, $969,000 and $718,000, respectively.  The fair value of options at the date of the grant was estimated using the Black-Scholes model with the following assumptions for the respective period ending December 31:

	2011	2010	2009
Expected option life	5.5 years	6.0 years	5.2 years
Weighted average risk-free interest rate	2.1%	2.1%	2%
Weighted average expected volatility	53%	52%	49%
Expected dividend yield	0%	0%	0%

For the years ended December 31, 2011, 2010, and 2009, the expected option life was based on the Company’s historical experience with similar type options.  Expected volatility is based on historical volatility levels of the Company’s common stock over the preceding period of time consistent with the expected life.  The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected life.  Stock options outstanding at December 31, 2011 are summarized as follows:

Range of Exercise Prices	Number Outstanding (in thousands)	Weighted Average Remaining Life	Weighted Average Exercise Price

$1.72 - $4.81	408	8.3 Years	$4.55
$4.88 - $6.01	243	2.2 Years	$5.71
$6.25 - $11.40	106	5.0 Years	$8.53
$1.72 - $11.40	757	5.9 Years	$5.47

At December 31, 2011 the aggregate unrecognized compensation cost of unvested options, as determined using a Black-Scholes option valuation model, was $673,000 (net of estimated forfeitures) which is expected to be recognized as compensation expense in fiscal years 2012 through 2016.

Current year activity with respect to the Company’s non-vested stock options is as follows:

Non-vested shares (in thousands)	Shares	Weighted Average grant-date fair value
Balance at January 1, 2011	153	$2.73
Granted	310	2.32
Vested	(30)	2.49
Forfeited and cancelled	(36)	2.41
Balance at December 31, 2011	397	$2.36

During 2011, 2010, and 2009, the Company issued 40,000, 48,000 and 68,000 restricted stock awards, respectively, at a per share price of $.02.  These awards vest over various periods ranging from 6 to 60 months.  The fair value of restricted stock awards is based on the closing price of the Company’s common stock one day prior to the grant date.  The weighted average grant date fair value of restricted stock awards granted during the years 2011, 2010 and 2009 was $4.08, $5.35, and $5.46, respectively.  In accordance with the terms of the restricted stock award agreements, the Company released 64,000, 37,000, and 14,000 shares during 2011, 2010, and 2009, respectively.  No restricted stock awards were cancelled during 2011, 2010 or 2009.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 8— Income Taxes

The provision (benefit) for income taxes from continuing operations consists of:

	Year ended December 31,
	(in thousands)
	2011	2010	2009

Current income tax:
Federal	$(198)	$(263)	$(960)
State	153	255	220
Foreign	437	464	802
	392	456	62
Deferred income tax:
Federal	(7,777)	1,600	(1,100)
State	(55)	85	(202)
	(7,832)	1,685	(1,302)
Provision (benefit) for income taxes	$(7,440)	$2,141	$(1,240)

Deferred tax benefit related to discontinued operations was $1,354,000, $1,141,000 and $74,000 related to the years ended December 31, 2011, 2010, and 2009 respectively.

Deferred tax liabilities (assets) are comprised of the following at:

	December 31,
	(in thousands)
	2011	2010

Software development costs	$4,003	$1,429
Intangible assets	─	2,282
Gross deferred tax liabilities	4,003	3,711
Allowances for bad debts and inventory	(6,608)	(5,037)
Capitalized inventory costs	(107)	(92)
Intangible assets	(4,792)	─
Employee benefit accruals	(1,848)	(1,835)
Federal net operating loss carryforward	(3,722)	(1,263)
State net operating loss carryforward	(493)	(321)
Tax credit carryforwards	(3,879)	(2,905)
Foreign currency	(191)	(101)
Other	(361)	(453)
Gross deferred tax assets	(22,001)	(12,007)

Less valuation allowance	2,153	1,498

Net deferred tax assets	$(15,845)	$(6,798)

The Company has Federal tax credit carryforwards of $3,900,000 that expire in various tax years from 2014 to 2026.  The Company has a Federal operating loss carryforward of $12,500,000  that expires in various tax years through 2030.  Of the operating loss carryforward, $1,500,000 will result in a benefit within additional paid in capital when realized.  The Company also has state tax credit carryforwards of $200,000 and state net operating loss carryforwards of $7,300,000 which expire in various tax years through 2029.  In assessing the ability to realize deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.  As a result of this analysis and based on the current year’s taxable loss, management determined that it is more likely than not that the future benefit associated with the foreign tax credit carryforwards and certain state tax credits and loss carryforwards will not be realized.  As a result, the Company recorded tax expense associated with an additional deferred tax asset valuation allowance of $655,000, $94,000 and $1,404,000 for 2011, 2010, and 2009, respectively.

The Company records the benefits relating to uncertain tax positions only when it is more likely than not (likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement.   At December 31, 2011, the Company’s reserve for uncertain tax positions is not material and the Company believes it has adequately provided for its tax-related liabilities.  The Company is no longer subject to United States federal income tax examinations for years before 2008.  The provision (benefit) for income taxes differed from the provision computed by applying the Federal statutory rate to income (loss) from continuing operations before taxes due to the following:
	Year ended December 31,
	2011	2010	2009
Federal statutory tax rate	(35.0)%	35.0%	(35.0)%
State taxes	0.3	3.6	(2.2)
Non deductible expenses	0.7	1.2	2.2
Tax credits	(2.9)	(6.6)	(2.6)
Foreign income tax rate differential	(0.3)	(5.0)	(4.9)
Valuation allowance	0.9	1.3	22.3
Other	0.5	0.6	0.5
	(35.8)%	30.1%	(19.7)%

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 9 — Employee Benefit Plans

The Company has a deferred profit-sharing retirement plan that covers substantially all employees. The Company’s annual contribution to the plan is discretionary.  The Company contributed $626,000 in 2011, $671,000 in 2010, and no contribution was made to the plan in 2009.  The plan also contains a 401(k) provision that allows employees to contribute a percentage of their salary up to the statutory limitation.  These contributions are matched at the rate of 10% by the Company.  The Company’s matching contributions under the 401(k) component were $352,000, $338,000 and $366,000 in 2011, 2010, and 2009, respectively.

The Company also maintains an incentive-compensation plan. Participants in the plan are key employees as determined by the Board of Directors and executive management. Compensation under the plan is based on the achievement of predetermined financial performance goals of the Company and its subsidiaries.  Awards under the plan are payable in cash.  Awards under the plan totaled $558,000, $1,785,000, and $779,000 in 2011, 2010, and 2009, respectively.

The Company also sponsors a Deferred Compensation Plan for a select group of highly compensated employees that includes the Executive Officers.  Participants may make elective deferrals of their salary to the plan in excess of tax code limitations that apply to the Company’s qualified plan.  The Company invests the participants’ deferred amounts to fund these obligations.  The Company also has the sole discretion to make employer contributions to the plan on behalf of the participants, though it did not make any employer contributions in 2011, 2010, or 2009.

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
Note 10 — Contingencies

The Company is subject to legal proceedings, which arise in the ordinary course of business. Additionally, U.S. Government contract costs are subject to periodic audit and adjustment.  In the opinion of management, the ultimate liability, if any, with respect to these actions will not materially affect the financial position, results of operations, or cash flows of the Company.

Segment and Related Information	12 Months Ended
Dec. 31, 2011
Segment and Related Information [Abstract]
Segment and Related Information
Note 11 — Segment and Related Information

The Company’s reportable segments are strategic business units that have separate management teams and infrastructures that offer different products and services.

The Company has two reportable segments, Hospitality and Government.  The Hospitality segment offers integrated solutions to the hospitality industry.  These offerings include industry leading hardware and software applications utilized at the point-of-sale, back of store and corporate office.  This segment also offers customer support including field service, installation, twenty-four hour telephone support and depot repair.  The Government segment performs complex technical studies, analysis, and experiments, develops innovative solutions, and provides world-class on-site engineering in support of advanced defense, security, and aerospace systems.  This segment also provides affordable expert on-site services for operating and maintaining U.S. Government-owned communication assets.

Information as to the Company’s segments is set forth below.  Amounts below exclude discontinued operations.

	Year ended December 31,
	(in thousands)
	2011	2010	2009

Revenues:
Hospitality	$160,482	$168,957	$140,429
Government	68,941	66,065	75,470
Total	$229,423	$235,022	$215,899
Operating income (loss):
Hospitality	$(24,542)	$3,509	$(9,286)
Government	4,344	3,787	3,905
Other	(594)	(476)	(667)
	(20,792)	6,820	(6,048)
Other income, net	203	640	165
Interest expense	(211)	(352)	(400)
Income (loss) from continuing operations before provision for income taxes	$(20,800)	$7,108	$(6,283)
Identifiable assets:
Hospitality	$89,135	$112,743	$102,512
Government	12,617	11,627	15,097
Other	11,009	10,067	9,518
Total	$112,761	$134,437	$127,127
Goodwill:
Hospitality	$6,116	$26,218	$25,899
Government	736	736	736
Total	$6,852	$26,954	$26,635
Depreciation and amortization:
Hospitality	$2,199	$2,722	$3,384
Government	78	83	79
Other	371	529	373
Total	$2,648	$3,334	$3,836
Capital expenditures including software costs:
Hospitality	$8,121	$5,585	$1,858
Government	20	77	47
Other	144	257	136
Total	$8,285	$5,919	$2,041

The following table presents revenues by country based on the location of the use of the product or services.

	2011	2010	2009
United States	$198,764	$208,252	$192,420
Other Countries	30,659	26,770	23,479
Total	$229,423	$235,022	$215,899

The following table presents assets by country based on the location of the asset.

	2011	2010	2009
United States	$100,310	$123,537	$119,689
Other Countries	12,451	10,900	7,438
Total	$112,761	$134,437	$127,127

Customers comprising 10% or more of the Company’s total revenues are summarized as follows:

	2011	2010	2009
Hospitality segment:
McDonald’s Corporation	29%	35%	26%
Yum! Brands, Inc.	13%	11%	13%
Government segment:
U.S. Department of Defense	30%	28%	36%
All Others	28%	26%	25%
	100%	100%	100%

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 12 — Fair Value of Financial Instruments

The Company’s financial instruments have been recorded at fair value using available market information and valuation techniques.  The fair value hierarchy is based upon three levels of input, which are:

Level 1 − quoted prices in active markets for identical assets or liabilities (observable)

Level 2 − inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in inactive markets, or other inputs that are observable market data for essentially the full term of the asset or liability (observable)

Level 3 − unobservable inputs that are supported by little or no market activity, but are significant to determining the fair value of the asset or liability (unobservable)

The Company’s financial instruments consist primarily of cash and cash equivalents, trade receivables, trade payables, debt instruments, and an interest rate swap agreement. For cash and cash equivalents, trade receivables and trade payables, the carrying amounts of these financial instruments as of December 31, 2011 and 2010 were considered representative of their fair values.  The estimated fair value of the Company’s long-term debt at December 31, 2011 and 2010 was based on variable and fixed interest rates at December 31, 2011 and 2010, respectively, for new issues with similar remaining maturities and approximates the respective carrying values at December 31, 2011 and 2010.

The Company’s interest rate swap agreement is valued at the amount the Company would have expected to pay to terminate the agreement.  The fair value determination was based upon the present value of expected future cash flows using the LIBOR rate, plus an applicable interest rate spread, a technique classified within Level 2 of the valuation hierarchy described above.  At December 31, 2011 and 2010, the fair market value of the Company’s interest rate swap included a cumulative unrealized loss of $26,000 and $127,000, respectively, which is recorded as a component of interest expense within the consolidated statements of operations and as a component of accrued expenses within the consolidated balance sheets.

The deferred compensation assets and liabilities primarily relate to the Company’s Deferred Compensation Plan , which allows for pre-tax salary deferrals for certain key employees (see note 9). Changes in the fair value of the deferred compensation liabilities are derived using quoted prices in active markets of the asset selections made by the participants. The deferred compensation liabilities are classified within Level 2, as defined under U.S. GAAP, because their inputs are derived principally from observable market data by correlation to the hypothetical investments. The Company holds insurance investments to partially offset the Company’s liabilities under the Deferred Compensation Plan, which are recorded at fair value each period using the cash surrender value of the insurance investments.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 13 — Related Party Transactions

The Company leases its corporate wellness facility to related parties at a current rate of $9,775 per month. The Company receives a complimentary membership to this facility which is provided to all employees.  During 2011, 2010, and 2009 the Company received rental income amounting to $117,300 for the lease of the facility in each year.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)
Note 14 — Selected Quarterly Financial Data (Unaudited)

	Quarter ended
	(in thousands except per share amounts)
2011	March 31	June 30	September 30	December 31
Net revenues	$54,176	$56,442	$58,689	$60,116
Gross margin	14,488	6,861	15,084	14,029
Income (loss) from continuing operations, net of tax	741	(17,526)	1,597	1,828
Loss on discontinued operations (net of tax)	(337)	(322)	(394)	(1,119)
Net income (loss)	404	(17,848)	1,203	709
Diluted Earnings per Share:
Income (loss) from continuing operations	.05	(1.17)	.11	.12
Loss from discontinued operations	(.02)	(.02)	(.04)	(.07)
Net income (loss)	.03	(1.19)	.07	.05

	Quarter ended
	(in thousands except per share amounts)
2010	March 31	June 30	September 30	December 31
Net revenues	$56,812	$54,526	$60,227	$63,457
Gross margin	13,950	14,619	16,032	17,264
Income from continuing operations, net of tax	922	1,198	1,167	1,680
Loss on discontinued operations (net of tax)	(340)	(349)	(629)	(526)
Net income	582	849	538	1,154
Diluted Earnings per Share:
Income (loss) from continuing operations	.06	.08	.08	.11
Loss from discontinued operations	(.02)	(.02)	(.04)	(.04)
Net income	.04	.06	.04	.07

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 15 — Subsequent Events

Agreement to Sell Logistics Management Business:

On January 12, 2012, PAR Technology Corporation completed its previously announced disposition of substantially all of the assets of the PAR Logistics Management Systems Corporation (LMS) to ORBCOMM Inc. (“ORBCOMM”).

The consideration payable by ORBCOMM at the closing with respect to substantially all the assets of LMS aggregates $6,000,000 in cash and common stock (the Closing Consideration).

In addition to the Closing Consideration, contingent consideration of up to $3,950,000 is payable by ORBCOMM to PAR post-closing in cash, ORBCOMM common stock or a combination of cash and ORBCOMM common stock, at ORBCOMM’s option.  Up to $3,000,000 of the contingent consideration will be payable based on LMS achieving certain agreed-upon new subscriber targets for calendar year 2012 and up to $950,000 of the contingent consideration will be payable based on LMS achieving agreed-upon sales targets for calendar years 2012 through 2014.

If paid in stock, the number of ORBCOMM shares to be issued to PAR will be based upon the average 20-day closing price of ORBCOMM common stock prior to the payment due date for such contingent consideration.